Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	000-56162
Entity Registrant Name	CNL STRATEGIC CAPITAL, LLC
Entity Central Index Key	0001684682
Entity Tax Identification Number	32-0503849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	CNL Center at City Commons
Entity Address, Address Line Two	450 South Orange Avenue
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32801
City Area Code	(407)
Local Phone Number	650-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false